Expense Example {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund Retail PRO-07 - Fidelity Short-Term Bond Fund - Fidelity Short-Term Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567